Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases and Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Operating And Capital Leases Future Minimum Payments Due [Line Items]
2013	$ 30
2014	29
2015	27
2016	18
2017	12
Thereafter	37
Total future minimum leases payments	153	171
2013	7
2014	7
2015	2
2016	1
2017	1
Thereafter
Total future minimum leases payments	18
Less: amount representing interest	2
Present value of future minimum lease payments	$ 16